Note 5 - Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	September 30,	December 31,
	2015	2014

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(3,118,690)	(2,888,622)
Net intangible assets	$383,445	$613,513

	2014	2013

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,888,622)	(2,581,866)
Net intangible assets	$613,513	$920,269

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Years ending December 31,	Amount

2015	$306,756
2016	306,757
Total	$613,513

Schedule of Intangible Assets and Goodwill [Table Text Block]
		Weighted
		Average
		Period
	Amount	(Years)

Patents	$3,502,135	11.4